Expense Example - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2024 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Gold Fund - Class A
Expense Example:
1 year	670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Gold Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,853
Fidelity Advisor Gold Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Gold Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750